UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
March 31, 2017 (Unaudited)

Common Stocks - 98.3%	Shares		Value ($)
Automobiles & Components - .7%
BorgWarner	22,544		942,114
Delphi Automotive	31,123		2,505,090
Ford Motor	432,746		5,037,163
General Motors	152,908		5,406,827
Goodyear Tire & Rubber	28,449		1,024,164
Harley-Davidson	19,853		1,201,107
			16,116,465
Banks - 6.4%
Bank of America	1,123,272		26,497,986
BB&T	90,937		4,064,884
Citigroup	311,173		18,614,369
Citizens Financial Group	57,947		2,002,069
Comerica	19,736		1,353,495
Fifth Third Bancorp	84,656		2,150,262
Huntington Bancshares	120,280		1,610,549
JPMorgan Chase & Co.	399,725		35,111,844
KeyCorp	120,009		2,133,760
M&T Bank	17,493		2,706,692
People's United Financial	34,447	[a]	626,935
PNC Financial Services Group	54,777		6,586,386
Regions Financial	135,635		1,970,777
SunTrust Banks	54,932		3,037,740
U.S. Bancorp	179,236		9,230,654
Wells Fargo & Co.	504,423		28,076,184
Zions Bancorporation	22,714		953,988
			146,728,574
Capital Goods - 7.2%
3M	66,817		12,784,097
Acuity Brands	4,836	[a]	986,544
Allegion	10,112		765,478
AMETEK	26,728		1,445,450
Arconic	47,568		1,252,941
Boeing	64,130		11,342,032
Caterpillar	65,632		6,088,024
Cummins	17,639		2,667,017

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Capital Goods - 7.2% (continued)
Deere & Co.	32,366		3,523,363
Dover	17,880		1,436,658
Eaton	50,988		3,780,760
Emerson Electric	72,168		4,319,976
Fastenal	31,803		1,637,855
Flowserve	15,401	[a]	745,716
Fluor	16,371		861,442
Fortive	32,998		1,987,140
Fortune Brands Home & Security	17,037		1,036,701
General Dynamics	31,923		5,975,986
General Electric	978,249		29,151,820
Honeywell International	84,828		10,592,472
Illinois Tool Works	35,332		4,680,430
Ingersoll-Rand	28,415		2,310,708
Jacobs Engineering Group	14,359		793,766
Johnson Controls International	103,938		4,377,869
L3 Technologies	8,644		1,428,767
Lockheed Martin	28,155		7,534,278
Masco	37,351		1,269,560
Northrop Grumman	19,712		4,688,302
PACCAR	39,083		2,626,378
Parker-Hannifin	15,147		2,428,367
Pentair	19,571		1,228,667
Quanta Services	17,872	[b]	663,230
Raytheon	33,155		5,056,137
Rockwell Automation	14,501		2,257,951
Rockwell Collins	14,687		1,426,989
Roper Technologies	11,136	[a]	2,299,473
Snap-on	6,158		1,038,670
Stanley Black & Decker	16,844		2,238,062
Textron	30,623		1,457,349
TransDigm Group	5,592	[a]	1,231,135
United Rentals	9,478	[b]	1,185,224
United Technologies	84,102		9,437,085
W.W. Grainger	6,148		1,431,008
Xylem	20,832		1,046,183
			166,517,060
Commercial & Professional Services - .5%
Cintas	9,555		1,209,090
Dun & Bradstreet	3,699		399,270

Common Stocks - 98.3% (continued)	Shares		Value ($)
Commercial & Professional Services - .5% (continued)
Equifax	13,218		1,807,429
Nielsen Holdings	37,549		1,551,149
Republic Services	25,974		1,631,427
Robert Half International	14,162		691,530
Stericycle	9,001	[b]	746,093
Verisk Analytics	16,926	[b]	1,373,376
Waste Management	45,420		3,312,026
			12,721,390
Consumer Durables & Apparel - 1.2%
Coach	30,907		1,277,386
D.R. Horton	36,719		1,223,110
Garmin	13,496	[a]	689,781
Hanesbrands	44,265	[a]	918,941
Hasbro	12,490		1,246,752
Leggett & Platt	15,445		777,192
Lennar, Cl. A	21,831		1,117,529
Mattel	38,436		984,346
Michael Kors Holdings	19,935	[b]	759,723
Mohawk Industries	6,840	[b]	1,569,712
Newell Brands	53,529		2,524,963
NIKE, Cl. B	148,575		8,280,085
PulteGroup	32,584		767,353
PVH	8,808		911,364
Ralph Lauren	6,800	[a]	555,016
Under Armour, Cl. A	19,597	[a,b]	387,629
Under Armour, Cl. C	19,737	[b]	361,187
VF	37,693	[a]	2,071,984
Whirlpool	8,509		1,457,847
			27,881,900
Consumer Services - 1.6%
Carnival	46,974		2,767,238
Chipotle Mexican Grill	3,366	[a,b]	1,499,620
Darden Restaurants	13,976		1,169,372
H&R Block	26,164		608,313
Marriott International, Cl. A	35,855		3,376,824
McDonald's	91,840		11,903,382
Royal Caribbean Cruises	18,501		1,815,133
Starbucks	162,478		9,487,090
Wyndham Worldwide	11,886		1,001,871
Wynn Resorts	8,817	[a]	1,010,516

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Consumer Services - 1.6% (continued)
Yum! Brands	37,799		2,415,356
			37,054,715
Diversified Financials - 5.1%
Affiliated Managers Group	6,136		1,005,936
American Express	84,977		6,722,530
Ameriprise Financial	17,732		2,299,486
Bank of New York Mellon	116,485		5,501,587
Berkshire Hathaway, Cl. B	212,634	[b]	35,441,835
BlackRock	13,605		5,217,654
Capital One Financial	54,095		4,687,873
CBOE Holdings	10,181		825,374
Charles Schwab	135,871		5,544,896
CME Group	37,550		4,460,940
Discover Financial Services	44,185		3,021,812
E*TRADE Financial	31,841	[b]	1,110,932
Franklin Resources	39,315		1,656,734
Goldman Sachs Group	41,349		9,498,692
Intercontinental Exchange	66,442		3,977,883
Invesco	46,380		1,420,619
Leucadia National	36,004		936,104
Moody's	19,070		2,136,603
Morgan Stanley	161,247		6,907,821
Nasdaq	12,915		896,947
Navient	33,214		490,239
Northern Trust	23,678		2,050,041
Raymond James Financial	13,461		1,026,536
S&P Global	29,011		3,792,898
State Street	41,007		3,264,567
Synchrony Financial	87,828		3,012,500
T. Rowe Price Group	27,698		1,887,619
			118,796,658
Energy - 6.4%
Anadarko Petroleum	62,278		3,861,236
Apache	42,178		2,167,527
Baker Hughes	47,874		2,863,823
Cabot Oil & Gas	53,027		1,267,876
Chesapeake Energy	82,642	[a,b]	490,893
Chevron	211,908		22,752,562
Cimarex Energy	10,161		1,214,138
Concho Resources	16,278	[b]	2,089,119

Common Stocks - 98.3% (continued)	Shares		Value ($)
Energy - 6.4% (continued)
ConocoPhillips	137,336		6,848,946
Devon Energy	58,076		2,422,931
EOG Resources	64,175		6,260,271
EQT	19,128		1,168,721
Exxon Mobil	464,228		38,071,338
Halliburton	96,422		4,744,927
Helmerich & Payne	11,578	[a]	770,747
Hess	29,141		1,404,888
Kinder Morgan	213,089		4,632,555
Marathon Oil	92,145		1,455,891
Marathon Petroleum	58,834		2,973,470
Murphy Oil	17,753	[a]	507,558
National Oilwell Varco	42,376		1,698,854
Newfield Exploration	21,655	[b]	799,286
Noble Energy	48,616		1,669,473
Occidental Petroleum	85,270		5,402,707
ONEOK	23,097	[a]	1,280,498
Phillips 66	49,633		3,931,926
Pioneer Natural Resources	18,835		3,507,642
Range Resources	20,816		605,746
Schlumberger	156,028		12,185,787
Southwestern Energy	54,263	[a,b]	443,329
TechnipFMC	52,112	[b]	1,693,640
Tesoro	13,390		1,085,393
Transocean	43,127	[a,b]	536,931
Valero Energy	51,460		3,411,283
Williams Cos.	92,181		2,727,636
			148,949,548
Food & Staples Retailing - 1.9%
Costco Wholesale	49,115		8,236,094
CVS Health	115,346		9,054,661
Kroger	103,933		3,064,984
Sysco	56,316		2,923,927
Walgreens Boots Alliance	95,449		7,927,039
Wal-Mart Stores	168,248		12,127,316
Whole Foods Market	36,049	[a]	1,071,376
			44,405,397
Food, Beverage & Tobacco - 5.3%
Altria Group	216,999		15,498,069
Archer-Daniels-Midland	64,432		2,966,449

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.3% (continued)
Brown-Forman, Cl. B	20,464		945,028
Campbell Soup	21,537		1,232,778
Coca-Cola	431,890		18,329,412
Conagra Brands	47,421		1,912,963
Constellation Brands, Cl. A	19,820		3,212,227
Dr. Pepper Snapple Group	20,824		2,039,086
General Mills	65,968		3,892,772
Hershey	15,647		1,709,435
Hormel Foods	30,510		1,056,561
J.M. Smucker	13,067		1,712,822
Kellogg	28,197		2,047,384
Kraft Heinz	66,739		6,060,569
McCormick & Co.	12,696		1,238,495
Mead Johnson Nutrition	20,692		1,843,243
Molson Coors Brewing, Cl. B	20,603		1,971,913
Mondelez International, Cl. A	172,348		7,424,752
Monster Beverage	45,238	[b]	2,088,638
PepsiCo	159,793		17,874,445
Philip Morris International	173,685		19,609,036
Reynolds American	92,260		5,814,225
Tyson Foods, Cl. A	32,436		2,001,626
			122,481,928
Health Care Equipment & Services - 5.3%
Abbott Laboratories	193,371		8,587,606
Aetna	39,024		4,977,511
AmerisourceBergen	18,817		1,665,305
Anthem	29,577		4,891,444
Baxter International	54,838		2,843,899
Becton Dickinson & Co.	23,531		4,316,527
Boston Scientific	150,450	[b]	3,741,692
C.R. Bard	8,091		2,010,937
Cardinal Health	35,855		2,923,975
Centene	18,782	[b]	1,338,405
Cerner	33,666	[b]	1,981,244
Cigna	28,442		4,166,469
Cooper	5,413		1,082,005
Danaher	68,270		5,839,133
DaVita	18,519	[b]	1,258,736
Dentsply Sirona	26,537		1,656,970
Edwards Lifesciences	23,685	[b]	2,228,048

Common Stocks - 98.3% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.3% (continued)
Envision Healthcare	13,016	[b]	798,141
Express Scripts Holding	67,957	[b]	4,479,046
HCA Holdings	32,728	[b]	2,912,465
Henry Schein	9,080	[b]	1,543,328
Hologic	30,704	[b]	1,306,455
Humana	16,626		3,427,284
IDEXX Laboratories	10,005	[b]	1,546,873
Intuitive Surgical	4,135	[b]	3,169,353
Laboratory Corporation of America Holdings	11,472	[b]	1,645,888
McKesson	23,674		3,509,907
Medtronic	153,942		12,401,568
Patterson	8,902	[a]	402,637
Quest Diagnostics	15,627		1,534,415
Stryker	34,510		4,543,241
UnitedHealth Group	107,729		17,668,633
Universal Health Services, Cl. B	9,918		1,234,295
Varian Medical Systems	11,249	[b]	1,025,121
Zimmer Biomet Holdings	22,224		2,713,773
			121,372,329
Household & Personal Products - 1.9%
Church & Dwight	28,846		1,438,550
Clorox	14,230		1,918,631
Colgate-Palmolive	99,049		7,249,396
Coty	52,511		952,024
Estee Lauder, Cl. A	24,842		2,106,353
Kimberly-Clark	39,787		5,237,163
Procter & Gamble	287,015		25,788,298
			44,690,415
Insurance - 2.7%
Aflac	46,016		3,332,479
Allstate	41,608		3,390,636
American International Group	104,768		6,540,666
Aon	29,438		3,493,996
Arthur J. Gallagher & Co.	19,515		1,103,378
Assurant	6,756		646,347
Chubb	52,118		7,101,077
Cincinnati Financial	16,547		1,195,852
Hartford Financial Services Group	42,320		2,034,322
Lincoln National	26,037		1,704,122
Loews	29,711		1,389,583

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Insurance - 2.7% (continued)
Marsh & McLennan Cos.	57,453		4,245,202
MetLife	121,842		6,435,694
Principal Financial Group	29,434	[a]	1,857,580
Progressive	63,859		2,501,996
Prudential Financial	48,090		5,130,241
Torchmark	12,416		956,529
Travelers	31,792		3,832,208
Unum Group	26,855		1,259,231
Willis Towers Watson	14,412		1,886,387
XL Group	30,751		1,225,735
			61,263,261
Materials - 2.8%
Air Products & Chemicals	23,972		3,243,172
Albemarle	12,452		1,315,429
Avery Dennison	9,402		757,801
Ball	19,345		1,436,560
CF Industries Holdings	26,561	[a]	779,565
Dow Chemical	125,378		7,966,518
E.I. du Pont de Nemours & Co.	96,458		7,748,471
Eastman Chemical	15,775		1,274,620
Ecolab	29,023		3,637,743
FMC	14,534		1,011,421
Freeport-McMoRan	148,227	[a,b]	1,980,313
International Flavors & Fragrances	8,741		1,158,445
International Paper	45,948		2,333,239
LyondellBasell Industries, Cl. A	37,389		3,409,503
Martin Marietta Materials	7,323		1,598,245
Monsanto	48,684		5,511,029
Mosaic	38,848		1,133,585
Newmont Mining	59,389		1,957,461
Nucor	35,070		2,094,380
PPG Industries	28,875		3,034,185
Praxair	31,725		3,762,585
Sealed Air	21,775		948,955
Sherwin-Williams	8,924		2,768,136
Vulcan Materials	14,607		1,759,851
WestRock	28,715		1,494,016
			64,115,228
Media - 3.2%
CBS, Cl. B	41,902		2,906,323

Common Stocks - 98.3% (continued)	Shares		Value ($)
Media - 3.2% (continued)
Charter Communications, Cl. A	23,983	[b]	7,850,116
Comcast, Cl. A	530,246		19,931,947
Discovery Communications, Cl. A	16,584	[b]	482,429
Discovery Communications, Cl. C	26,524	[b]	750,894
DISH Network, Cl. A	25,285	[b]	1,605,345
Interpublic Group of Companies	45,293		1,112,849
News Corp., Cl. A	41,851		544,063
News Corp., Cl. B	11,509		155,372
Omnicom Group	26,705		2,302,238
Scripps Networks Interactive, Cl. A	10,781		844,907
TEGNA	24,346		623,745
Time Warner	86,680		8,469,503
Twenty-First Century Fox, Cl. A	118,748		3,846,248
Twenty-First Century Fox, Cl. B	53,869		1,711,957
Viacom, Cl. B	39,027		1,819,439
Walt Disney	163,565		18,546,635
			73,504,010
Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
AbbVie	178,783		11,649,500
Agilent Technologies	36,773		1,944,189
Alexion Pharmaceuticals	25,113	[b]	3,044,700
Allergan	37,436		8,944,209
Amgen	82,561		13,545,783
Biogen	24,364	[b]	6,661,605
Bristol-Myers Squibb	187,223		10,181,187
Celgene	87,079	[b]	10,835,240
Eli Lilly & Co.	108,102		9,092,459
Gilead Sciences	146,537		9,952,793
Illumina	16,219	[b]	2,767,610
Incyte	19,554	[b]	2,613,783
Johnson & Johnson	303,833		37,842,400
Mallinckrodt	12,563	[b]	559,933
Merck & Co.	306,779		19,492,738
Mettler-Toledo International	2,967	[b]	1,420,926
Mylan	51,019	[b]	1,989,231
PerkinElmer	11,983		695,733
Perrigo	15,914		1,056,530
Pfizer	667,672		22,841,059
Regeneron Pharmaceuticals	8,413	[b]	3,260,122
Thermo Fisher Scientific	44,075		6,769,920

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.4% (continued)
Vertex Pharmaceuticals	27,768	[b]	3,036,431
Waters	8,887	[b]	1,389,127
Zoetis	54,870		2,928,412
			194,515,620
Real Estate - 2.9%
Alexandria Real Estate Equities	9,847	[c]	1,088,290
American Tower	47,491	[c]	5,772,056
Apartment Investment & Management, Cl. A	16,929	[c]	750,801
AvalonBay Communities	15,356	[c]	2,819,362
Boston Properties	17,192	[c]	2,276,393
CBRE Group, Cl. A	33,110	[b,c]	1,151,897
Crown Castle International	39,967	[c]	3,774,883
Digital Realty Trust	17,665	[a,c]	1,879,379
Equinix	8,701	[c]	3,483,619
Equity Residential	41,043	[c]	2,553,695
Essex Property Trust	7,125	[c]	1,649,651
Extra Space Storage	13,557	[a,c]	1,008,505
Federal Realty Investment Trust	7,624	[c]	1,017,804
GGP	63,946		1,482,268
HCP	51,776	[c]	1,619,553
Host Hotels & Resorts	82,336	[c]	1,536,390
Iron Mountain	26,633	[c]	949,999
Kimco Realty	46,609	[c]	1,029,593
Macerich	14,083	[c]	906,945
Mid-America Apartment Communities	12,616	[c]	1,283,552
Prologis	58,941	[c]	3,057,859
Public Storage	16,637	[c]	3,642,006
Realty Income	30,249	[a,c]	1,800,723
Regency Centers	16,298	[c]	1,082,024
Simon Property Group	35,760	[c]	6,151,793
SL Green Realty	10,859	[c]	1,157,787
UDR	28,750	[c]	1,042,475
Ventas	39,010	[c]	2,537,210
Vornado Realty Trust	19,404	[c]	1,946,415
Welltower	40,410	[c]	2,861,836
Weyerhaeuser	83,158	[c]	2,825,709
			66,140,472
Retailing - 5.5%
Advance Auto Parts	7,975		1,182,374
Amazon.com	44,329	[b]	39,299,432

Common Stocks - 98.3% (continued)	Shares		Value ($)
Retailing - 5.5% (continued)
AutoNation	7,329	[a,b]	309,943
AutoZone	3,233	[b]	2,337,621
Bed Bath & Beyond	17,138	[a]	676,265
Best Buy	30,645	[a]	1,506,202
CarMax	21,728	[a,b]	1,286,732
Dollar General	29,001		2,022,240
Dollar Tree	25,887	[b]	2,031,094
Expedia	13,382		1,688,407
Foot Locker	15,171		1,134,943
Gap	26,084		633,580
Genuine Parts	16,868		1,558,772
Home Depot	136,176		19,994,722
Kohl's	19,875	[a]	791,224
L Brands	26,809		1,262,704
LKQ	33,827	[b]	990,116
Lowe's	97,223		7,992,703
Macy's	34,397		1,019,527
Netflix	48,166	[b]	7,119,416
Nordstrom	13,065	[a]	608,437
O'Reilly Automotive	10,317	[b]	2,783,939
Priceline Group	5,525	[b]	9,834,334
Ross Stores	44,855		2,954,599
Signet Jewelers	7,847		543,562
Staples	67,738		594,062
Target	62,821		3,467,091
The TJX Companies	73,827		5,838,239
Tiffany & Co.	12,571		1,198,016
Tractor Supply	14,646		1,010,135
TripAdvisor	11,966	[a,b]	516,453
Ulta Beauty	6,557	[b]	1,870,253
			126,057,137
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices	81,546	[a,b]	1,186,494
Analog Devices	40,509		3,319,713
Applied Materials	121,190		4,714,291
Broadcom	44,873		9,825,392
Intel	528,965		19,079,768
KLA-Tencor	17,200		1,635,204
Lam Research	18,127		2,326,782
Microchip Technology	23,789	[a]	1,755,152

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.4% (continued)
Micron Technology	118,895	[b]	3,436,066
NVIDIA	65,563		7,141,778
Qorvo	14,371	[a,b]	985,276
QUALCOMM	164,800		9,449,632
Skyworks Solutions	20,943		2,051,995
Texas Instruments	112,226		9,040,927
Xilinx	28,060		1,624,393
			77,572,863
Software & Services - 12.6%
Accenture, Cl. A	69,368		8,315,836
Activision Blizzard	77,304		3,854,377
Adobe Systems	55,022	[b]	7,160,013
Akamai Technologies	19,594	[b]	1,169,762
Alliance Data Systems	6,322		1,574,178
Alphabet, Cl. A	33,256	[b]	28,194,437
Alphabet, Cl. C	33,119	[b]	27,474,198
Autodesk	21,924	[b]	1,895,768
Automatic Data Processing	50,453		5,165,883
CA	34,877		1,106,298
Citrix Systems	17,105	[b]	1,426,386
Cognizant Technology Solutions, Cl. A	67,509	[b]	4,018,136
CSRA	14,976		438,647
eBay	113,629	[b]	3,814,526
Electronic Arts	34,466	[b]	3,085,396
Facebook, Cl. A	263,573	[b]	37,440,545
Fidelity National Information Services	36,206		2,882,722
Fiserv	24,100	[b]	2,778,971
Global Payments	17,024		1,373,496
International Business Machines	96,198		16,751,920
Intuit	27,341		3,171,283
Mastercard, Cl. A	105,645		11,881,893
Microsoft	865,581		57,007,165
Oracle	335,612		14,971,651
Paychex	35,330		2,080,937
PayPal Holdings	124,821	[b]	5,369,799
Red Hat	19,734	[b]	1,706,991
salesforce.com	73,231	[b]	6,040,825
Symantec	68,400		2,098,512
Synopsys	16,759	[b]	1,208,827
Teradata	16,315	[b]	507,723

Common Stocks - 98.3% (continued)	Shares		Value ($)
Software & Services - 12.6% (continued)
Total System Services	18,543		991,309
VeriSign	10,835	[a,b]	943,837
Visa, Cl. A	208,640		18,541,837
Western Union	55,914	[a]	1,137,850
Yahoo!	97,908	[b]	4,543,910
			292,125,844
Technology Hardware & Equipment - 5.7%
Amphenol, Cl. A	34,389		2,447,465
Apple	587,982		84,469,494
Cisco Systems	560,313		18,938,579
Corning	105,910		2,859,570
F5 Networks	7,699	[b]	1,097,646
FLIR Systems	14,992		543,910
Harris	13,901		1,546,764
Hewlett Packard Enterprise	184,686		4,377,058
HP	191,242		3,419,407
Juniper Networks	42,421		1,180,576
Motorola Solutions	18,501		1,595,156
NetApp	31,164		1,304,213
Seagate Technology	33,050		1,517,987
TE Connectivity	39,700		2,959,635
Western Digital	31,801		2,624,537
Xerox	95,288		699,414
			131,581,411
Telecommunication Services - 2.3%
AT&T	687,540		28,567,287
CenturyLink	60,809	[a]	1,433,268
Level 3 Communications	32,131	[b]	1,838,536
Verizon Communications	456,366		22,247,842
			54,086,933
Transportation - 2.2%
Alaska Air Group	13,579	[a]	1,252,255
American Airlines Group	56,764	[a]	2,401,117
CH Robinson Worldwide	15,908		1,229,529
CSX	104,015		4,841,898
Delta Air Lines	82,021		3,769,685
Expeditors International of Washington	20,206		1,141,437
FedEx	27,226		5,313,154
J.B. Hunt Transport Services	10,046		921,620
Kansas City Southern	12,108		1,038,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.3% (continued)	Shares		Value ($)
Transportation - 2.2% (continued)
Norfolk Southern	33,166		3,713,597
Ryder System	5,526		416,881
Southwest Airlines	69,214		3,720,945
Union Pacific	91,309		9,671,449
United Continental Holdings	32,909	[b]	2,324,692
United Parcel Service, Cl. B	76,930		8,254,589
			50,011,230
Utilities - 3.1%
AES	70,211		784,959
Alliant Energy	25,186		997,617
Ameren	26,999		1,473,875
American Electric Power	54,178		3,636,969
American Water Works	19,732		1,534,558
CenterPoint Energy	48,953		1,349,634
CMS Energy	31,250		1,398,125
Consolidated Edison	33,709		2,617,841
Dominion Resources	69,598		5,398,717
DTE Energy	19,737		2,015,345
Duke Energy	78,223		6,415,068
Edison International	35,860		2,854,815
Entergy	20,148		1,530,442
Eversource Energy	35,409		2,081,341
Exelon	102,640		3,692,987
FirstEnergy	49,308		1,568,981
NextEra Energy	51,942		6,667,795
NiSource	33,630		800,058
NRG Energy	36,931		690,610
PG&E	56,382		3,741,510
Pinnacle West Capital	12,328		1,027,909
PPL	75,763		2,832,779
Public Service Enterprise Group	55,726		2,471,448
SCANA	15,908		1,039,588
Sempra Energy	27,734		3,064,607
Southern	110,838		5,517,516
WEC Energy Group	35,504		2,152,608
Xcel Energy	56,624		2,516,937
			71,874,639
Total Common Stocks (cost $897,923,080)			2,270,565,027

	Principal
Short-Term Investments - .0%	Amount ($)		Value ($)
U.S. Treasury Bills
0.75%, 6/15/17
(cost $1,018,408)	1,020,000	[d]	1,018,520
Other Investment - .9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $20,568,513)	20,568,513	[e]	20,568,513
Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $15,086,666)	15,086,666	[e]	15,086,666
Total Investments (cost $934,596,667)	99.9%		2,307,238,726
Cash and Receivables (Net)	.1%		1,731,019
Net Assets	100.0%		2,308,969,745

[a] Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $40,042,592 and the value of the collateral held by the fund was $41,140,277, consisting of cash collateral of $15,086,666 and U.S. Government & Agency securities valued at $26,053,611.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by or on behalf of a counterparty for open futures contracts.
[e] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.6
Pharmaceuticals, Biotechnology & Life Sciences	8.4
Capital Goods	7.2
Energy	6.4
Banks	6.4
Technology Hardware & Equipment	5.7
Retailing	5.5
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	5.3
Diversified Financials	5.1
Semiconductors & Semiconductor Equipment	3.4
Media	3.2
Utilities	3.1
Real Estate	2.9
Materials	2.8
Insurance	2.7
Telecommunication Services	2.3
Transportation	2.2
Household & Personal Products	1.9
Food & Staples Retailing	1.9
Consumer Services	1.6
Short-Term/Money Market Investments	1.6
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.5
99.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund, Inc.
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	2,255,319,392	-	-	2,255,319,392
Equity Securities—
Foreign Common
Stocks†	15,245,635	-	-	15,243,635
Registered Investment
Companies	35,655,179	-	-	35,655,179
U.S. Treasury	-	1,018,520	-	1,018,520
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(68,054)	-	-	(68,054)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Stock Index Fund, Inc.
March 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)

Futures Long
Standard & Poor's 500 E-mini	200	23,592,000	June 2017	(68,054)
Gross Unrealized Depreciation				(68,054)
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At March 31, 2017, accumulated net unrealized appreciation on investments was $1,372,642,059, consisting of $1,397,297,440 gross unrealized appreciation and $24,655,381 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)